Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Related party disclosures
Schedule of compensation for key management personnel

	2020	2019
Short-term benefits(1)	$3.5	$4.6
Share-based payments(2)	7.9	5.9
	$11.4	$10.5
1.	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.
2.	Represents the expense of stock options and restricted share units and mark-to-market charges on deferred share units during the year.